SUBSEQUENT EVENTS (Details Narrative) - USD ($)					6 Months Ended
	Feb. 16, 2024	Aug. 18, 2023	Aug. 18, 2023	Feb. 13, 2023	Jun. 30, 2024	Jul. 18, 2024	Mar. 06, 2024	Dec. 31, 2023	Nov. 17, 2023	Aug. 23, 2023
Subsequent Event [Line Items]
Principal amount							$ 500,000
Deposited to trust account										$ 1,740,000
Trust Account [Member]
Subsequent Event [Line Items]
Deposited to trust account					$ 640,000			$ 800,000	$ 640,000	$ 160,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount							$ 500,000
Subsequent Event [Member] | Trust Account [Member]
Subsequent Event [Line Items]
Deposited to trust account						$ 80,000
Common Class A [Member]
Subsequent Event [Line Items]
Redeem shares issued	2,661,404	2,176,003	2,176,003	10,415,452
Redeem per shares price	$ 11.36	$ 10.94	$ 10.94	$ 10.49	$ 12.00			$ 12.00
Redeem shares issued, amount	$ 30,260,000	$ 23,800,000	$ 23,800,000	$ 109,310,000	$ 55,457,522
Redeem shares issued, trust amount	$ 53,970,000	$ 81,100,000	$ 81,100,000	$ 100,590,000
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Redeem shares issued	2,661,404
Redeem per shares price	$ 11.36
Redeem shares issued, amount	$ 30,260,000
Redeem shares issued, trust amount	$ 53,970,000